BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2024
Borrowings [abstract]
Summary of Carrying Amount of the Group's Term Loan and Movements

As At June 30,
2024
As at January 1	—
Proceeds from borrowings	18,000
Issuance costs related to borrowings	(847)
Interest accrued (Note 20)	319
Amortization of issuance costs	71
Interest paid	(174)
Repayment of principal	—
Translation differences	(192)
As at June 30	17,177